Property and Equipment, Net (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Total cost	$ 1,186,000	$ 1,144,000	$ 1,052,000
Less accumulated depreciation	(496,000)	(380,000)	(174,000)
Capital Lease
Total cost	73,000	44,000
Less accumulated depreciation	(11,000)	(1,000)
Net assets under capital lease	62,000	43,000
Machinery and Equipment [Member]
Total cost	862,000	849,000	816,000
Machinery and Equipment [Member] | Capital Lease
Total cost	27,000	27,000
Net assets under capital lease
Computer equipment and software [Member]
Total cost	126,000	97,000	62,000
Computer equipment and software [Member] | Capital Lease
Total cost	46,000	17,000
Net assets under capital lease